Note 25 - Supplemental Disclosure of Cash Flow Items (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of supplemental disclosure of cash flow statement [text block]
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023

Finance cost (note 11)	797	1,061	1,529	1,833
Net loan note movements included in Loan notes (note 21)	(85)	145	(43)	(355)
Non cash - Unwinding of rehabilitation provision (note 20)	-	30	(198)	(36)
Non cash - Finance cost on leases	(2)	(5)	(5)	(11)
Finance cost paid	710	1,231	1,283	1,431
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023

Tax paid
Opening balance of net income tax payable	22	2,128	(1,110)	1,284
Current tax expense	4,935	1,682	7,544	3,915
Acquisition of Bilboes Gold tax liability (note 5)	-	-	-	10
Foreign currency movement	116	(401)	(280)	(455)
Closing balance of net income tax payable	(3,878)	(2,408)	(3,878)	(2,408)
Tax paid	1,195	1,001	2,276	2,346

Acquisition of property, plant and equipment
Additions (note 13)	5,838	6,008	9,436	9,119
Net property, plant and equipment included in prepayments	656	(77)	662	1,218
Net property, plant and equipment included in trade and other payables	323	137	(328)	294
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 20)	80	(59)	868	(29)
Acquisition of property, plant and equipment	6,897	6,009	10,638	10,602

Dividends paid
Opening balance dividends due	4,481	1,598	1,048	1,883
Dividends declared	-	5,439	6,129	7,578
Dividends declared and outstanding BETS	39	(86)	63	(86)
Closing balance dividends due	(1,608)	(4,058)	(1,608)	(4,058)
Dividends paid	2,912	2,893	5,632	5,317